INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Investment In Legacy Dole (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 29, 2021	Sep. 30, 2022	Sep. 30, 2021
Equity Method Investments [Roll Forward]
Carrying amount, beginning balance				$ 126,500
Equity method earnings	$ 300	$ 3,381		4,028	$ 44,018
Carrying amount, ending balance	$ 113,700			$ 113,700
Legacy Dole
Equity Method Investments [Roll Forward]
Carrying amount, beginning balance			$ 340,485		340,485
Equity method earnings		(2,578)	$ 38,874		38,874
Share of other comprehensive income					2,096
Share of notes and interest issued to affiliates					469
Impairment		(122,924)			(122,924)
Equity method investment becoming subsidiary					(259,000)
Carrying amount, ending balance		$ 0			$ 0